BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Stockholders' equity (deficit):
Convertible notes payable net of discount	$ 22,667	$ 0
Preferred stock, Par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, Authorized	5,000,000	5,000,000	5,000,000
Preferred stock, Issued	0	0	0
Preferred stock, Outstanding	0	0	0
Common Stock, Par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Authorized	450,000,000	450,000,000	70,000,000
Common Stock, Issued	37,918,618	12,801,332	12,301,332
Common Stock, Outstanding	37,918,618	12,801,332	12,301,332